Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash	$ 161,645	$ 62,291	$ 10,882
Prepaid expenses	36,999		95,175
Total current assets	198,644	62,291	106,057
Intangibles	178,454	166,402	153,434
Equipment, net	58,696	71,664	97,600
Total assets	435,794	300,357	357,091
Current liabilities
Accounts payable	1,657,118	1,595,883	1,278,307
Accrued liabilities - related party	654,001	553,953	591,870
Customer deposits - related party	400,000	400,000	400,000
Accrued payroll taxes	106,917	93,512	33,737
Debt, current portion	743,383	825,170	697,903
Derivative liability	84,196	4,851,760	356,554
Total current liabilities	3,645,615	8,320,278	3,358,371
Debt, long-term portion, net of debt discount	250,702	18,311	77,803
Total liabilities	3,896,317	8,338,589	3,436,174
Commitments and contingencies (Note 5)
Stockholders' equity (deficit):
Common stock, $.001 par value; 350,000,000 shares authorized; 129,298,133 and 111,438,236 shares issued and outstanding at June 30, 2017 and December 31, 2016, respectively	128,725	110,865	65,929
Preferred stock payable	51,000	51,000
Preferred stock issuable		51,000
Common stock payable	187,000
Additional paid-in capital	39,450,215	31,891,116	36,038,551
Common stock issuable		125,500	180,900
Common stock held in escrow	8,441	8,441	8,441
Accumulated deficit	(43,241,867)	(40,188,414)	(39,344,245)
Total deficit	(3,413,759)	(7,997,856)	(3,050,424)
Noncontrolling interest in subsidiary	(46,764)	(40,376)	(28,659)
Total stockholders' deficit	(3,460,523)	(8,038,232)	(3,079,083)
Total liabilities and stockholders' deficit	435,794	300,357	357,091
Series A Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock Series	2,727
Series B Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock Series		$ 3,636